Stock Incentive Plan (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares Available for Grant [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding at Beginning balance	57,535	378,010
Shares Available for Grant, Authorized	1,200,000	650,000
Shares Available for Grant, Granted	(1,134,542)	(1,446,350)
Shares Available for Grant, Exercised
Shares Available for Grant, Awards forfeited or cancelled	376,245	475,875
Shares Available for Grant, Outstanding at Ending balance	499,238	57,535
Outstanding Stock Options [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Outstanding Stock Options, Outstanding at Beginning balance	5,178,276	4,276,480
Outstanding Stock Options, Authorized
Outstanding Stock Options, Exercisable	3,322,160
Outstanding Stock Options, Granted	1,134,542	1,446,350
Outstanding Stock Options, Exercised	(461,290)	(68,679)
Outstanding Stock Options, Awards forfeited or cancelled	(376,245)	(475,875)
Outstanding Stock Options, Outstanding at Ending balance	5,475,283	5,178,276
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Exercise Price Per Share, Outstanding at Beginning balance (in Dollars per share)	$ 13.23	$ 10.35
Weighted Average Exercise Price Per Share, Authorized (in Dollars per share)
Weighted Average Exercise Price Per Share, Exercisable (in Dollars per share)	12.23
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	40.1	19.98
Weighted Average Exercise Price Per Share, Exercised (in Dollars per share)	5.34	2.82
Weighted Average Exercise Price Per Share, Awards forfeited or cancelled (in Dollars per share)	17.35	13.76
Weighted Average Exercise Price Per Share, Outstanding at Ending balance (in Dollars per share)	$ 19.19	$ 13.23
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning balance		6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 3 months 25 days
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending balance	6 years 9 months 10 days	6 years 9 months
Aggregate Intrinsic Value [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Average Intrinsic Value, Outstanding at Beginning balance (in Dollars)	$ 36,987	$ 33,785
Average Intrinsic Value, Authorized (in Dollars)
Average Intrinsic Value, Exercisable (in Dollars)	125,517
Average Intrinsic Value, Granted (in Dollars)
Average Intrinsic Value, Exercised (in Dollars)	9,667	1,138
Average Intrinsic Value, Awards forfeited or cancelled (in Dollars)
Average Intrinsic Value, Outstanding at Ending balance (in Dollars)	$ 168,923	$ 36,987